THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND SEPTEMBER 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.7%
	Shares	Value
Canada — 1.3%
Canadian Pacific Railway	24,300	$1,581,201

Denmark — 2.2%
Novo Nordisk ADR	28,145	2,702,202

France — 2.6%
LVMH Moet Hennessy Louis Vuitton ADR	22,470	3,219,501

Netherlands — 2.8%
ASML Holding, Cl G	4,600	3,427,506

Switzerland — 1.7%
Nestle ADR	14,928	1,794,495
Roche Holding ADR	7,600	345,572

		2,140,067

United States — 89.1%

Communication Services — 14.0%
Alphabet, Cl C *	2,895	7,716,073
Comcast, Cl A	45,191	2,527,532
Facebook, Cl A *	19,965	6,775,921

		17,019,526

Consumer Discretionary — 8.4%
Amazon.com *	1,810	5,945,922
Marriott International, Cl A *	7,500	1,110,675
McDonald’s	5,823	1,403,984
NIKE, Cl B	11,925	1,731,868

		10,192,449

Consumer Staples — 8.9%
Altria Group	13,012	592,306
Coca-Cola	37,902	1,988,718
Estee Lauder, Cl A	13,607	4,081,148
PepsiCo	12,345	1,856,811
Philip Morris International	24,024	2,277,235

		10,796,218

Energy — 1.9%
Chevron	16,702	1,694,418

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND SEPTEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — (continued)

Energy — (continued)
Enterprise Products Partners (A)	29,580	$640,111

		2,334,529

Financials — 11.8%
Berkshire Hathaway, Cl B *	1,794	489,654
BlackRock, Cl A	4,170	3,497,212
Intercontinental Exchange	19,400	2,227,508
JPMorgan Chase	18,169	2,974,084
Progressive Corp	24,000	2,169,360
S&P Global	7,023	2,984,003

		14,341,821

Health Care — 9.1%
Abbott Laboratories	24,730	2,921,355
Intuitive Surgical *	2,630	2,614,614
Masimo *	4,800	1,299,408
UnitedHealth Group	8,520	3,329,105
Zoetis, Cl A	4,500	873,630

		11,038,112

Industrials — 4.3%
IHS Markit	5,000	583,100
Otis Worldwide	6,775	557,447
Raytheon Technologies	10,051	863,984
Union Pacific	9,638	1,889,144
Verisk Analytics, Cl A	6,550	1,311,769

		5,205,444

Information Technology†† — 27.3%
Adobe *	2,925	1,683,981
Apple	51,216	7,247,064
Automatic Data Processing	3,665	732,707
Broadridge Financial Solutions	5,000	833,200
Intuit	3,850	2,077,114
Mastercard, Cl A	5,635	1,959,177
Microsoft	34,500	9,726,240
Texas Instruments	25,411	4,884,248
Visa, Cl A	18,610	4,145,377

		33,289,108

Materials — 3.4%
Air Products and Chemicals	10,164	2,603,102

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND SEPTEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — (continued)

Materials — (continued)
Sherwin-Williams	5,565	$1,556,697

		4,159,799

		108,377,006

TOTAL COMMON STOCK (Cost $39,357,551)		121,447,483

SHORT-TERM INVESTMENTS(B) — 0.2%

First America Government Obligations Fund, Cl X, 0.030%	218,783	218,783
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Cl Premier, 0.010%	55,010	55,010

TOTAL SHORT-TERM INVESTMENTS (Cost $273,793)		273,793

TOTAL INVESTMENTS— 99.9% (Cost $39,631,344)		$121,721,276

Percentages are based on Net Assets of $121,814,847.

*	Non-income producing security.
††	More narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	Security considered a Master Limited Partnership. At September 30, 2021, such securities amounted to $640,111, or 0.5% of Net Assets.
(B)	Rate shown is the 7-day effective yield as of September 30, 2021.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2021, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SAR-QH-001-1600

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